Prepayments and Other Assets	12 Months Ended
Dec. 31, 2023
Prepayments and Other Assets [Abstract]
Prepayments and other assets
15.	Prepayments and other assets

(In thousands)	December 31, 2022	December 31, 2023
Prepayments	2,850	4,057
Deposits	1,215	1,330
VAT recoverable	715	1,061
Others	163	196
Total of prepayments and other assets	4,943	6,644

(In thousands)	December 31, 2022	December 31, 2023
Current	4,255	6,416
Non-current	688	228
Total of prepayments and other assets	4,943	6,644